COMPARATIVE FIGURES	12 Months Ended
Sep. 30, 2025
Disclosure of reclassifications or changes in presentation [abstract]
COMPARATIVE FIGURES	COMPARATIVE FIGURES
Certain reclassifications have been made to the prior periods comparative figures to enhance comparability with the current period financial statements, none of the reclassifications result in a change to net loss or shareholders' equity.